Revenues (Detail) - Revenues - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Zinc concentrate sales	$ 83,318	$ 66,280
Zinc concentrate mark-to-market adjustments	(2,652)	1,572
Zinc concentrate by-product sales	1,594	7,114
Zinc concentrate treatment charges	(1,161)	(5,983)
Total revenue from zinc concentrate contracts	81,099	68,983
Copper concentrate sales	24,039
Copper concentrate mark-to-market adjustments	(535)
Copper concentrate by-product sales	5,323
Copper concentrate treatment and refining charges	(3,180)
Total revenue from copper concentrate contracts	25,647
Other		2,664
Revenues	$ 106,746	$ 71,647